UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 29

Date of reporting period: August 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2023
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRNYX New York Tax-Free Bond
Fund –
.
TRYIX New York Tax-Free Bond
Fund–
.
I Class
T. ROWE PRICE New York Tax-Free Bond Fund
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.
T. ROWE PRICE New York Tax-Free Bond Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended August 31,
2023. Despite turmoil in the banking sector and a protracted debt ceiling standoff, markets in the U.S. were resilient as economic growth remained positive and corporate earnings results came in stronger than expected.
Technology companies benefited from investor enthusiasm for artificial intelligence developments and helped drive the momentum in the equity market. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements were mixed over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in European securities.
Within the S&P 500 Index, the communication services, information technology, and consumer discretionary sectors were all lifted by the rally in tech-related companies and recorded significant gains. The financials sector partly recovered from the failure of three large regional banks during the period but still finished in negative territory.
In terms of economic news, inflation remained a primary concern for both investors and policymakers. Price increases moderated during the period but remained well above the Federal Reserve’s 2% target. In response, the Fed continued to raise its short-term lending benchmark rate, lifting it to a target range of 5.25% to 5.50% by period-end, the highest level since March 2001.
In the fixed income market, U.S. Treasury yields increased as the Fed tightened monetary policy and investors priced in the possibility that the central bank may have to keep rates higher for longer than previously anticipated. In addition, Treasuries were pressured by Fitch Ratings’ decision to downgrade the credit rating of U.S. government debt from the highest level, AAA, to
AA+ along with expectations for higher levels of borrowing by the Treasury
Department. The yield on the benchmark 10-year note climbed to 4.36% in mid-August, its highest intraday level since late 2007, before falling back to
4.09% by month-end.
Despite rising yields, returns were positive across most fixed income sectors as investors benefited from the higher coupons that have become available over the past year as well as increasing hopes that the economy might be able to avoid a recession. Tax-exempt municipal bonds were supported by limited issuance in the sector as well as generally strong balance sheets at the state and local level.
T. ROWE PRICE New York Tax-Free Bond Fund

Global economies and markets have shown surprising resilience in 2023, but considerable uncertainty remains as the impact of the Fed’s rate hikes has yet to be fully felt in the economy. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission
(SEC) adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President
T. ROWE PRICE New York Tax-Free Bond Fund
Portfolio Summary

Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
CREDIT QUALITY DIVERSIFICATION
New York Tax-Free Bond Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
T. ROWE PRICE New York Tax-Free Bond Fund

Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
T. ROWE PRICE New York Tax-Free Bond Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
T. ROWE PRICE New York Tax-Free Bond Fund

NEW YORK TAX-FREE BOND FUND
Beginning
Account Value
3/1/23
Ending
Account Value
8/31/23
Expenses Paid
During Period*
3/1/23 to 8/31/23
Investor Class
Actual $1,000.00 $1,012.90 $2.68
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.47   2.69
I Class
Actual   1,000.00   1,013.30   2.23
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.92   2.24
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.53%, and
the
2
I Class was 0.44%.
FUND EXPENSE EXAMPLE (CONTINUED)
T. ROWE PRICE New York Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
NET ASSET VALUE
Beginning of period $ 10.48 $ 11.55 $ 11.77 $ 12.09 $ 11.42 $ 11.44
Investment activities
Net investment
income
(1)(2)
0.16 0.30 0.29 0.31 0.34 0.36
Net realized and
unrealized gain/loss (0.02) (1.06) (0.22) (0.30) 0.67 (0.02)
Total from
investment activities 0.14 (0.76) 0.07 0.01 1.01 0.34
Distributions
Net investment
income (0.16) (0.30) (0.29) (0.31) (0.34) (0.36)
Net realized gain — (0.01) —
(3)
(0.02) — —
(3)
Total distributions (0.16) (0.31) (0.29) (0.33) (0.34) (0.36)
NET ASSET VALUE
End of period $ 10.46 $ 10.48 $ 11.55 $ 11.77 $ 12.09 $ 11.42
T. ROWE PRICE New York Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
Ratios/Supplemental Data
Total return
(2)(4)
1.29% (6.64)% 0.55% 0.14% 8.95% 3.07%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.59%
(5)
0.59% 0.53% 0.52% 0.52% 0.54%
Net expenses after
waivers/payments
by Price Associates 0.53%
(5)
0.53% 0.53% 0.52% 0.52% 0.53%
Net investment
income 2.96%
(5)
2.80% 2.41% 2.66% 2.87% 3.20%
Portfolio turnover rate 8.2% 20.0% 12.0% 33.8% 10.4% 6.9%
Net assets, end of
period (in thousands) $194,024 $208,910 $319,198 $429,179 $470,711 $429,184
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized
T. ROWE PRICE New York Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
NET ASSET VALUE
Beginning of period $ 10.47 $ 11.54 $ 11.76 $ 12.07 $ 11.41 $ 11.44
Investment activities
Net investment
income
(1)(2)
0.16 0.31 0.30 0.32 0.35 0.37
Net realized and
unrealized gain/loss (0.02) (1.06) (0.22) (0.29) 0.66 (0.03)
Total from
investment activities 0.14 (0.75) 0.08 0.03 1.01 0.34
Distributions
Net investment
income (0.16) (0.31) (0.30) (0.32) (0.35) (0.37)
Net realized gain — (0.01) —
(3)
(0.02) — —
(3)
Total distributions (0.16) (0.32) (0.30) (0.34) (0.35) (0.37)
NET ASSET VALUE
End of period $ 10.45 $ 10.47 $ 11.54 $ 11.76 $ 12.07 $ 11.41
T. ROWE PRICE New York Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
Ratios/Supplemental Data
Total return
(2)(4)
1.33% (6.56)% 0.64% 0.30% 8.95% 3.07%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.48%
(5)
0.47% 0.44% 0.44% 0.44% 0.45%
Net expenses after
waivers/payments
by Price Associates 0.44%
(5)
0.44% 0.43% 0.44% 0.44% 0.44%
Net investment
income 3.05%
(5)
2.90% 2.50% 2.74% 2.94% 3.26%
Portfolio turnover rate 8.2% 20.0% 12.0% 33.8% 10.4% 6.9%
Net assets, end of
period (in thousands) $217,416 $220,755 $190,631 $74,828 $73,028 $54,197
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized
T. ROWE PRICE New York Tax-Free Bond Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.6%
NEW YORK 94.6%
Albany County Airport Auth., 4.00%, 12/15/44  700 661
Albany County Airport Auth., Series B, 5.00%, 12/15/24  (1) 1,000 1,013
Albany County Airport Auth., Series B, 5.00%, 12/15/25  (1) 1,000 1,021
Albany County Airport Auth., Series B, 5.00%, 12/15/26  (1) 1,000 1,034
Battery Park City Auth., Senior, 4.00%, 11/1/44  1,280 1,234
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/31  (2) 750 753
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/33  (2) 650 650
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/34  (2) 500 500
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/35  (2) 500 497
Brooklyn Arena Local Dev., Series A, 5.00%, 7/15/42  2,200 2,168
Broome County Local Dev., Good Shepherd Village at Endwell,
4.00%, 1/1/47  2,320 1,684
Broome County Local Dev., United Health Services Hosp., 4.00%,
4/1/50  (2) 3,500 3,118
Buffalo Municipal Water Fin. Auth., Series A, 5.00%, 7/1/43  (2) 600 617
Buffalo Municipal Water Fin. Auth., Series A, 5.00%, 7/1/48  (2) 1,700 1,743
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/31  100 96
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/36  800 729
Build New York City Resource, Children's Aid Society Project,
4.00%, 7/1/44  450 411
Build New York City Resource, Children's Aid Society Project,
4.00%, 7/1/49  1,700 1,519
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/51  (3) 1,620 1,342
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/55  (3) 1,000 814
Build New York City Resource, Global Community Charter School
Project, Series A, 5.00%, 6/15/57  1,125 1,006
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.125%, 5/1/38  (3) 600 576
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.50%, 5/1/48  (3) 650 627
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/31  (3) 200 186
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/51  (3) 500 359
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/56  (3) 1,350 941
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25  (1)(3) 320 321
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35  (1)(3) 1,500 1,515
T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/56  (3) 1,250 1,094
Dormitory Auth. of the State of New York, Series A, 3.00%, 7/1/48  2,510 1,842
Dormitory Auth. of the State of New York, Series A, 5.00%, 7/1/40  1,000 1,053
Dormitory Auth. of the State of New York, Series A, 5.00%, 7/1/41  2,725 2,782
Dormitory Auth. of the State of New York, Series A, 5.00%, 7/1/48  900 938
Dormitory Auth. of the State of New York, Series A, 5.25%,
10/1/50  (2) 1,500 1,605
Dormitory Auth. of the State of New York, Columbia Univ.,
Series A, 5.00%, 10/1/47  1,335 1,492
Dormitory Auth. of the State of New York, Columbia Univ.,
Series B, 5.00%, 10/1/38  1,325 1,421
Dormitory Auth. of the State of New York, Garnet Health Medical
Center, 5.00%, 12/1/31  (3) 1,000 997
Dormitory Auth. of the State of New York, Garnet Health Medical
Center, 5.00%, 12/1/33  (3) 1,000 994
Dormitory Auth. of the State of New York, Garnet Health Medical
Center, 5.00%, 12/1/37  (3) 2,000 1,920
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 8/1/33  375 385
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 8/1/35  375 383
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 8/1/36  325 327
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 2/1/37  285 286
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 4.00%, 7/1/38  2,000 1,982
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/42  2,970 3,083
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/45  1,000 842
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/50  2,265 1,847
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 5.00%, 8/1/32  1,170 1,167
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 5.00%, 8/1/34  2,000 1,987
Dormitory Auth. of the State of New York, Mount Sinai School of
Medicine, Series A, 5.15%, 7/1/24  (4) 410 416
Dormitory Auth. of the State of New York, New York Univ., Series A,
5.00%, 7/1/38  2,000 2,099
Dormitory Auth. of the State of New York, New York Univ., Series A,
5.00%, 7/1/39  1,230 1,270
Dormitory Auth. of the State of New York, New York Univ., Series A,
5.00%, 7/1/42 (Prerefunded 7/1/27)  (5) 205 219
T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, North Shore-Long Island
Jewish Obligated Group, Series A, 5.00%, 5/1/36  2,000 2,027
Dormitory Auth. of the State of New York, Northwell Health
Obligation Group, 5.00%, 5/1/52  2,000 2,056
Dormitory Auth. of the State of New York, Pratt Institute, 5.00%,
7/1/46  1,000 1,008
Dormitory Auth. of the State of New York, Rochester Institute of
Technology, Series A, 5.00%, 7/1/41  750 806
Dormitory Auth. of the State of New York, Rockefeller Univ.,
Series A, 4.00%, 7/1/42  3,500 3,370
Dormitory Auth. of the State of New York, Saint John's Univ.,
Series C, 5.25%, 7/1/25  (4) 2,000 2,054
Dormitory Auth. of the State of New York, Saint Joseph's College,
4.00%, 7/1/40  400 357
Dormitory Auth. of the State of New York, Saint Joseph's College,
5.00%, 7/1/51  740 722
Dormitory Auth. of the State of New York, School Dist., Series A,
5.00%, 10/1/34  2,800 2,977
Dormitory Auth. of the State of New York, School Dist., Unrefunded
Balance, Series A, 5.00%, 10/1/25  55 55
Dormitory Auth. of the State of New York, School Dist., Unrefunded
Balance, Series A, 5.00%, 10/1/26  35 35
Dormitory Auth. of the State of New York, State Univ., Series A,
5.00%, 7/1/46 (Prerefunded 7/1/27)  (5) 2,020 2,168
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/40 (Prerefunded 7/1/25)  (5) 70 72
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/41  2,420 2,457
Dormitory Auth. of the State of New York, The New School,
Unrefunded Balance, Series A, 5.00%, 7/1/40  1,000 1,009
Dormitory Auth. of the State of New York, Touro College & Univ.,
5.00%, 1/1/47 (Prerefunded 1/3/28)  (5) 4,400 4,742
Dormitory Auth. of the State of New York, Touro College & Univ.,
Series A, 5.50%, 1/1/39 (Prerefunded 7/1/24)  (5) 65 66
Dutchess County Local Dev., Culinary Institute of America, 5.00%,
7/1/31  460 478
Dutchess County Local Dev., Culinary Institute of America, 5.00%,
7/1/36  860 879
Dutchess County Local Dev., Culinary Institute of America,
Series A-1, 5.00%, 7/1/41  200 200
Dutchess County Local Dev., Culinary Institute of America,
Series A-1, 5.00%, 7/1/46  300 296
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  1,475 374
Glen Cove Local Economic Assistance, Garvies Point, Series C,
STEP, 0.00%, 1/1/55  3,700 3,139
T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Haverstraw-Stony Point Central School Dist., GO, 5.00%, 10/15/35
(Prerefunded 10/15/23)  (2)(5) 500 501
Haverstraw-Stony Point Central School Dist., GO, 5.00%, 10/15/36
(Prerefunded 10/15/23)  (2)(5) 460 461
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/27  500 508
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
2/1/34  350 374
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/34  300 304
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/35  325 329
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
9/1/38  2,000 2,001
Hempstead Town Local Dev., Molloy College, 5.00%, 7/1/39  2,000 2,000
Hempstead Town Local Dev., Molloy College, 5.00%, 7/1/44  1,000 982
Hudson Yards Infrastructure, Series A, 4.00%, 2/15/41  2,500 2,382
Hudson Yards Infrastructure, Series A, 4.00%, 2/15/42  2,810 2,667
Hudson Yards Infrastructure, Series A, 4.00%, 2/15/43  1,000 940
Hudson Yards Infrastructure, Series A, 4.00%, 2/15/44  3,500 3,265
Long Island Power Auth., Electric, 5.00%, 9/1/35  1,200 1,294
Long Island Power Auth., Electric, 5.00%, 9/1/37  1,190 1,264
Long Island Power Auth., Electric, 5.00%, 9/1/39  2,275 2,393
Long Island Power Auth., Electric, 5.00%, 9/1/42  1,000 1,040
Long Island Power Auth., Electric, 5.00%, 9/1/47  2,500 2,578
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/43  1,470 1,582
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/44  4,000 4,038
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/37  1,100 1,123
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/41  1,500 1,548
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/45  1,050 1,064
Madison County Capital Resource, Colgate Univ., Series B, 5.00%,
7/1/43  2,500 2,530
Metropolitan Transportation Auth., Series A, 5.00%, 11/15/38  3,500 3,500
Metropolitan Transportation Auth., Series B, 5.25%, 11/15/26  (2) 3,000 3,181
Metropolitan Transportation Auth., Series C-1, 5.25%, 11/15/56  2,000 2,016
Metropolitan Transportation Auth., Dedicated Tax Fund, Series A,
5.25%, 11/15/35  5,405 5,703
Metropolitan Transportation Auth., Green Bond, Series A-1, 5.00%,
11/15/49  3,000 3,034
Metropolitan Transportation Auth., Green Bond, Series A-1, 5.25%,
11/15/56  6,160 6,201
Metropolitan Transportation Auth., Green Bond, Series C, 5.00%,
11/15/40  (2) 2,000 2,092
Monroe County, GO, 5.00%, 6/1/29  300 313
Monroe County IDC, Rochester General Hosp., Series A, 5.00%,
12/1/37  1,890 1,892
T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Monroe County IDC, Rochester Regional Health Project, Series A,
4.00%, 12/1/39  1,000 895
Monroe County IDC, Rochester Schools Modernizatio, 5.00%,
5/1/34  1,200 1,338
Monroe County IDC, Rochester Schools Modernizatio, 5.00%,
5/1/35  500 554
Monroe County IDC, True North Rochester Preparatory Charter
School Project, 5.00%, 6/1/50  (3) 1,000 942
Monroe County IDC, True North Rochester Preparatory Charter
School Project, 5.00%, 6/1/59  (3) 1,075 991
Monroe County IDC, Univ. of Rochester Project, Series A, 4.00%,
7/1/50  3,360 3,105
Nassau County IDA, Amsterdam at Harborside, Series A, 9.00%,
1/1/41  (3)(6)(7) 990 940
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58  (7) 2,041 610
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/31  1,200 1,210
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/34  1,000 1,007
New Rochelle, Iona College, Series A, 5.00%, 7/1/34  400 408
New Rochelle, Iona College, Series A, 5.00%, 7/1/35  425 432
New Rochelle, Iona College, Series A, 5.00%, 7/1/40  1,000 1,005
New Rochelle, Iona College, Series A, 5.00%, 7/1/45  1,250 1,252
New York City, Series B-1, GO, 5.25%, 10/1/47  3,820 4,139
New York City, Series D-1, GO, 5.50%, 5/1/44  2,000 2,220
New York City, Series F-1, GO, 4.00%, 3/1/47  3,500 3,327
New York City Housing Dev., 3.05%, 5/1/50  2,950 2,109
New York City Housing Dev., Series A-1, 4.95%, 11/1/58  2,500 2,519
New York City Housing Dev., Series F-1, 2.40%, 11/1/46  2,450 1,571
New York City Housing Dev., Series G, 4.95%, 11/1/58  2,500 2,519
New York City IDA, Yankee Stadium Project, 4.00%, 3/1/45  (2) 2,500 2,332
New York City Municipal Water Fin. Auth., Series AA, 5.25%,
6/15/52  2,690 2,906
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/45  2,500 2,594
New York City Transitional Fin. Auth., Building Aid, Series S-2,
5.00%, 7/15/34  2,000 2,137
New York City Transitional Fin. Auth., Future Tax, Series A-1,
5.00%, 5/1/45  1,500 1,605
New York City Transitional Fin. Auth., Future Tax, Series A-3,
5.00%, 8/1/40  2,660 2,760
New York City Transitional Fin. Auth., Future Tax, Series B, 5.50%,
5/1/47  5,000 5,578
New York City Transitional Fin. Auth., Future Tax, Series C-1,
4.00%, 2/1/39  2,500 2,478
T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Future Tax, Series C-4,
VRDN, 4.00%, 11/1/36  1,500 1,500
New York City Transitional Fin. Auth., Future Tax, Series E-1,
5.00%, 2/1/43  4,470 4,593
New York City Transitional Fin. Auth., Future Tax, Series E-3,
VRDN, 4.00%, 2/1/45  800 800
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.25%, 2/1/40  5,140 5,704
New York City Water & Sewer System, Series AA, 4.00%, 6/15/40  2,000 1,975
New York City Water & Sewer System, Series CC-1, 5.00%,
6/15/51  2,250 2,363
New York City Water & Sewer System, Series DD, 5.00%, 6/15/49  2,500 2,608
New York Convention Center Dev., Hotel Unit Fee, 5.00%,
11/15/35  4,000 4,076
New York Convention Center Dev., Hotel Unit Fee, 5.00%,
11/15/40  4,245 4,302
New York Convention Center Dev., Hotel Unit Fee, Series B, 5.00%,
11/15/24  200 203
New York Liberty Dev., 1 World Trade Center, Series 1, 3.00%,
2/15/42  6,215 4,757
New York Liberty Dev., 1 World Trade Center, Series 1, 4.00%,
2/15/43  1,485 1,421
New York Liberty Dev., 3 World Trade Center, Class 1, 5.00%,
11/15/44  (3) 1,300 1,239
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34  (3) 1,250 1,243
New York Liberty Dev., 4 World Trade Center, Green Bond,
Series A, 3.00%, 11/15/51  (8) 1,680 1,209
New York Liberty Dev., Bank of America Tower at One Bryant Park,
Class 2, 2.625%, 9/15/69  1,000 897
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35  4,285 4,799
New York Mortgage Agency, Series 239, 3.25%, 10/1/51  975 934
New York Power Auth., Green Bond, Series A, 4.00%, 11/15/45  5,010 4,837
New York State Bridge Auth., Series A, 4.00%, 1/1/46  1,225 1,163
New York State Bridge Auth., Series A, 4.00%, 1/1/51  1,735 1,624
New York State Energy Research & Dev. Auth., Electric & Gas
Project, Series C, 4.00%, 4/1/34  2,470 2,446
New York State Environmental Fac., Casella Waste Systems
Project, Series R-2, VRDN, 5.125%, 9/1/50 (Tender 9/3/30)  (1)(3) 1,000 999
New York State Thruway Auth., Series A, 4.00%, 3/15/49  2,000 1,878
New York State Thruway Auth., Series A, 5.00%, 3/15/33
(Prerefunded 11/10/23)  (5) 1,390 1,394
New York State Thruway Auth., Series A, 5.25%, 1/1/56  3,230 3,308
New York State Thruway Auth., Series A-1, 4.00%, 3/15/45  3,000 2,834
New York State Thruway Auth., Series B, 4.00%, 1/1/40  (2) 5,000 4,896
New York State Thruway Auth., Series B, 4.00%, 1/1/45  (2) 2,000 1,918
T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New York State Thruway Auth., Series B, 4.00%, 1/1/45  1,100 1,024
New York State Thruway Auth., Series J, 5.00%, 1/1/41  2,000 2,006
New York State Thruway Auth., Green Bond, Series C, 5.00%,
3/15/53  4,000 4,207
New York State Urban Dev., Personal Income Tax, Series A, 4.00%,
3/15/38  2,000 1,999
New York Transportation Dev., American Airlines, 2.25%,
8/1/26  (1) 385 367
New York Transportation Dev., American Airlines, 5.00%,
8/1/31  (1) 3,250 3,258
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 1/1/36  (1) 3,315 3,376
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/40  (1) 2,500 2,522
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 12/1/41  (1) 2,000 2,054
New York Transportation Dev., JFK Int'l. Airport, 5.25%, 8/1/31  (1) 395 408
New York Transportation Dev., JFK Int'l. Airport, 5.375%, 8/1/36  (1) 750 763
New York Transportation Dev., JFK Int'l. Airport, Series A, 4.00%,
12/1/42  (1) 500 454
New York Transportation Dev., JFK Int'l. Airport, Series A, 5.00%,
12/1/34  (1) 1,500 1,584
New York Transportation Dev., JFK Int'l. Airport, Series A, 5.00%,
12/1/37  (1) 500 516
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport,
Series A, 5.00%, 4/1/28  (1) 625 627
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport,
Series A, 5.00%, 4/1/29  (1) 1,785 1,792
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport,
Series A, 5.00%, 4/1/31  (1) 270 283
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport,
Series A, 5.00%, 4/1/32  (1) 300 314
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport,
Series A, 5.00%, 4/1/33  (1) 300 314
Oneida County Local Dev., Hamilton College Project, 5.00%,
7/1/51  2,000 2,186
Oneida County Local Dev., Mohawk Valley Health System,
Series A, 4.00%, 12/1/49  (2) 2,000 1,708
Onondaga Civic Dev., Le Moyne College, 4.00%, 7/1/39  450 404
Onondaga Civic Dev., Le Moyne College, 4.00%, 7/1/42  525 456
Onondaga Civic Dev., Le Moyne College, Series B, 4.00%, 7/1/37  175 162
Onondaga Civic Dev., Le Moyne College, Series B, 4.00%, 7/1/38  155 141
Onondaga Civic Dev., Le Moyne College, Series B, 4.00%, 7/1/40  450 400
Onondaga County Trust for Cultural Resources, Syracuse Univ.,
4.00%, 12/1/41  3,050 2,998
Onondaga County Trust for Cultural Resources, Syracuse Univ.,
4.00%, 12/1/47  2,500 2,361
T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Onondaga County Trust for Cultural Resources, Syracuse Univ.,
4.00%, 12/1/49  4,110 3,819
Port Auth. of New York & New Jersey, Series 093, 6.125%, 6/1/94  2,000 2,024
Port Auth. of New York & New Jersey, Series 198, 5.25%, 11/15/56  1,535 1,578
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/35  (1) 2,500 2,593
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/48  (1) 2,500 2,521
Port Auth. of New York & New Jersey, Consolidated Bonds, 5.00%,
1/15/47  (1) 3,000 3,128
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 234, 5.50%, 8/1/52  (1) 5,500 5,943
Saratoga County Capital Resource, Skidmore College, 5.00%,
7/1/43  680 707
Saratoga County Capital Resource, Skidmore College, 5.00%,
7/1/48  1,000 1,035
Schenectady County Capital Resource, Union College, 5.00%,
1/1/47  4,460 4,576
Schenectady County Capital Resource, Union College, 5.25%,
7/1/52  700 752
Suffolk County, Series A, GO, 5.00%, 2/1/26  (2) 5,000 5,207
Suffolk County, Series B, GO, 5.00%, 10/1/27  800 861
Suffolk County Economic Dev., Peconic Landing, 5.00%, 12/1/34  410 408
Suffolk County Economic Dev., Peconic Landing, 5.00%, 12/1/40  1,500 1,427
Suffolk County Economic Dev., Saint Johnland Assisted Living,
5.375%, 11/1/54  (3) 775 614
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series A, 4.00%, 11/15/54  2,000 1,849
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series B-1, 5.00%, 11/15/43  1,000 1,076
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series C-2, 5.00%, 11/15/42  4,500 4,684
Troy Capital Resource, Rensselaer Polytechnic Institute, Series A,
4.00%, 9/1/40  1,665 1,513
Troy Capital Resource, Rensselaer Polytechnic Institute, Series A,
5.00%, 9/1/38  1,000 1,042
Troy Capital Resource, Rensselaer Polytechnic Institute, Series A,
5.00%, 9/1/39  1,500 1,557
Utility Debt Securitization Auth., 5.00%, 12/15/33  2,505 2,600
Utility Debt Securitization Auth., Series A, 5.00%, 12/15/34  2,940 3,076
Utility Debt Securitization Auth., Series B, 5.00%, 12/15/34  2,685 2,809
Westchester County Local Dev., Kendal On Hudson Project,
5.00%, 1/1/51  2,000 1,851
Westchester County Local Dev., Miriam Osborn Memorial Home
Project, 5.00%, 7/1/34  200 209
Westchester County Local Dev., Miriam Osborn Memorial Home
Project, 5.00%, 7/1/42  450 458
T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Westchester County Local Dev., Pace Univ., Series A, 5.00%,
5/1/34  870 874
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  1,130 1,133
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/30  425 436
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/37  1,000 1,008
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/47  800 778
Western Nassau County Water Auth., Series A, 5.00%, 4/1/40
(Prerefunded 4/1/25)  (5) 1,000 1,025
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/39  420 391
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/49  1,345 1,180
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/54  430 370
389,212
PUERTO RICO 4.0%
Puerto Rico Commonwealth, GO, VR, 11/1/43  (9) 89 46
Puerto Rico Commonwealth, GO, VR, 11/1/51  (9) 1,715 885
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33  (3) 430 434
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35  (3) 1,290 1,294
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  38 37
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  300 182
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  1,233 1,152
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  759 696
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  442 397
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  244 211
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  259 264
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  857 893
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  253 267
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  446 481
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42  (6)(10) 30 8
T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27  (6)
(10) 20 5
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27  (6)
(10) 160 44
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28  (6)
(10) 45 12
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20  (6)(10) 55 15
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24  (6)(10) 220 60
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25  (6)(10) 75 20
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26  (6)(10) 90 25
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27  (6)(10) 10 3
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37  (6)(10) 285 78
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28  (6)
(10) 185 50
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33  (6)
(10) 55 15
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18  (6)
(10) 50 14
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27  (6)(10) 20 5
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40  (6)(10) 55 15
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36  (6)(10) 45 12
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17  (6)(10) 15 4
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17  (6)(10) 25 7
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28  (6)(10) 20 5
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19  (6)(10) 175 48
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23  (6)(10) 50 14
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24  (6)(10) 20 5
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  1,295 1,211
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  2,270 2,197
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  3,000 2,564
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  515 368
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  1,333 861
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  5,475 1,518
16,422
Total Investments in Securities
98.6% of Net Assets
(Cost $428,512) $ 405,634
‡ Par is denominated in U.S. dollars unless otherwise noted.
T. ROWE PRICE New York Tax-Free Bond Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
(1) Interest subject to alternative minimum tax.
(2) Insured by Assured Guaranty Municipal Corporation
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$20,382 and represents 5.0% of net assets.
(4) Insured by National Public Finance Guarantee Corporation
(5) Prerefunded date is used in determining portfolio maturity.
(6) Non-income producing
(7) Security is in default or has failed to make a scheduled interest and/or principal payment.
(8) Insured by Build America Mutual Assurance Company
(9) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(10) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
GO General Obligation
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.
T. ROWE PRICE New York Tax-Free Bond Fund
August 31, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $428,512) $ 405,634
Interest receivable 4,588
Receivable for investment securities sold 4,541
Receivable for shares sold 320
Cash 90
Other assets 30
Total assets 415,203
Liabilities
Payable for investment securities purchased 3,123
Payable for shares redeemed 244
Investment management fees payable 137
Due to affiliates 14
Other liabilities 245
Total liabilities 3,763
NET ASSETS $ 411,440
Net Assets Consist of:
Total distributable earnings (loss) $ (32,641)
Paid-in capital applicable to 39,354,295 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 444,081
NET ASSETS $ 411,440
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $194,024; Shares outstanding: 18,550,788) $ 10.46
I Class
(Net assets: $217,416; Shares outstanding: 20,803,507) $ 10.45
T. ROWE PRICE New York Tax-Free Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/23
Investment Income (Loss)
Interest income $ 7,493
Expenses
Investment management 830
Shareholder servicing
Investor Class $ 130
I Class 21 151
Prospectus and shareholder reports
Investor Class 11
I Class 2 13
Custody and accounting 96
Registration 22
Legal and audit 20
Proxy and annual meeting 4
Directors 1
Miscellaneous 8
Waived / paid by Price Associates (109)
Total expenses 1,036
Net investment income 6,457
Realized and Unrealized Gain / Loss –
Net realized loss on securities (3,022)
Change in net unrealized gain / loss on securities 2,121
Net realized and unrealized gain / loss (901)
INCREASE IN NET ASSETS FROM OPERATIONS
$ 5,556
T. ROWE PRICE New York Tax-Free Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
8/31/23
Year
Ended
2/28/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 6,457 $ 12,816
Net realized loss (3,022) (7,079)
Change in net unrealized gain / loss 2,121 (39,089)
Increase (decrease) in net assets from operations 5,556 (33,352)
Distributions to shareholders
Net earnings
Investor Class (3,037) (6,328)
I Class (3,347) (6,611)
Decrease in net assets from distributions (6,384) (12,939)
Capital share transactions
*
Shares sold
Investor Class 8,793 40,965
I Class 6,536 91,908
Distributions reinvested
Investor Class 2,567 5,337
I Class 2,614 5,093
Shares redeemed
Investor Class (25,926) (132,529)
I Class (11,981) (44,647)
Decrease in net assets from capital share
transactions (17,397) (33,873)
T. ROWE PRICE New York Tax-Free Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/23
Year
Ended
2/28/23
Net Assets
Decrease during period (18,225) (80,164)
Beginning of period 429,665 509,829
End of period $ 411,440 $ 429,665
*Share information (000s)
Shares sold
Investor Class 831 3,850
I Class 616 8,276
Distributions reinvested
Investor Class 242 504
I Class 247 481
Shares redeemed
Investor Class (2,451) (12,064)
I Class (1,134) (4,202)
Decrease in shares outstanding (1,649) (3,155)
T. ROWE PRICE New York Tax-Free Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The New York Tax-Free Bond
Fund (the fund) is an open-end management investment company established by the corporation. During the reporting period, the fund’s classification changed from nondiversified to diversified. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal, New York state, and New York City income taxes by investing primarily in investment-grade New
York municipal bonds. The fund has two classes of shares: the New York Tax-Free
Bond Fund (Investor Class) and the New York Tax-Free Bond Fund–I Class (I Class).
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
T. ROWE PRICE New York Tax-Free Bond Fund

Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. ROWE PRICE New York Tax-Free Bond Fund

T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the
T. ROWE PRICE New York Tax-Free Bond Fund

independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On August 31, 2023, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
T. ROWE PRICE New York Tax-Free Bond Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $34,350,000 and $46,264,000, respectively, for the six months ended
August 31, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 28, 2023, the fund had $7,245,000 of available capital loss carryforwards.
At August 31, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $428,512,000. Net unrealized loss aggregated $22,878,000 at period-end, of which $1,852,000 related to appreciated investments and $24,730,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated
T. ROWE PRICE New York Tax-Free Bond Fund

fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At August 31, 2023, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended August 31, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $350,000 remain subject to repayment by the fund at August 31, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
T. ROWE PRICE New York Tax-Free Bond Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended
August 31, 2023, expenses incurred pursuant to these service agreements were $60,000 for Price Associates and $70,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
August 31, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
Investor Class I Class
Expense limitation/I Class Limit 0.53% 0.05%
Expense limitation date 06/30/25 06/30/25
(Waived)/repaid during the period ($000s) $(64) $(45)
T. ROWE PRICE New York Tax-Free Bond Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
T. ROWE PRICE New York Tax-Free Bond Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 268,416,291 2,275,410
Mark J. Parrell 268,553,693 2,457,333
Kellye L. Walker 268,174,949 2,486,113
Eric L. Veiel 269,060,099 2,087,533
T. ROWE PRICE New York Tax-Free Bond Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
T. ROWE PRICE New York Tax-Free Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the
Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for
T. ROWE PRICE New York Tax-Free Bond Fund

various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
T. ROWE PRICE New York Tax-Free Bond Fund

economies of scale. The fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group); the fund’s actual management fee rate ranked in the third quintile (Expense Group and
Expense Universe); and the fund’s total expenses ranked in the third quintile (Expense
Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
T. ROWE PRICE New York Tax-Free Bond Fund

and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the
Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
T. ROWE PRICE New York Tax-Free Bond Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
T. ROWE PRICE New York Tax-Free Bond Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)
100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F74-051 10/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 18, 2023